Cover	Sep. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-53046
Entity Registrant Name	Metalert, Inc.
Entity Central Index Key	0001375793
Entity Tax Identification Number	98-0493446
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	117 W. 9th Street
Entity Address, Address Line Two	Suite 1214
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90015
City Area Code	213
Local Phone Number	489-3019
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false